united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number        811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive Suite 400 Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

Richard Malinowski

Exchange Traded Concepts LLC

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Registrant's telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30, 2026

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)        Included Tailored Shareholder Report

QRAFT AI-Enhanced U.S. Large Cap ETF

(QRFT) NYSE Arca, Inc.

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about QRAFT AI-Enhanced U.S. Large Cap ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.qraftaietf.com/qrft. You can also request this information by contacting us at 855-973-7880.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QRAFT AI-Enhanced U.S. Large Cap ETF	$86	0.75%

How did the Fund perform during the reporting period?

The Fund is an actively-managed exchange-traded fund that seeks capital appreciation by utilizing an investment strategy enhanced by the use of artificial intelligence (“AI”). The Fund had positive performance during the fiscal year ended on April 30, 2026. The Fund’s net asset value increased 30.33% while the S&P 500® Index, the Fund’s broad-based market equity index, gained 31.05%.

The Fund employs an AI-driven approach that dynamically rotates among investment factors including quality, size, value, momentum, and low volatility.  During the year, the Technology sector remained consistent on a year-over-year basis at approximately 36% of net assets.  NVIDIA Corp. and Apple Inc. were top holdings, along with Microsoft Corp. and Amazon.com, Inc.  The Communications and Industrials sectors increased, reflecting an increased focus on digital and media investments, infrastructure and manufacturing.  Consumer Staples and Real Estate saw slight decreases reflecting a tilt away from defensive sectors. These allocations contributed to the Fund performing in line with its benchmark index.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

QRAFT AI-Enhanced U.S. Large Cap ETF - NAV
S&P 500® Index
$30,000
$20,000
$10,000
$0
$29,091
$28,264
May-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	QRAFT AI-Enhanced U.S. Large Cap ETF - NAV	S&P 500® Index
May-2019	$10,000	$10,000
Apr-2020	$11,284	$10,443
Apr-2021	$17,380	$15,245
Apr-2022	$16,588	$15,278
Apr-2023	$16,723	$15,685
Apr-2024	$20,102	$19,239
Apr-2025	$22,320	$21,567
Apr-2026	$29,091	$28,264

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (May 20, 2019)
QRAFT AI-Enhanced U.S. Large Cap ETF - NAV	30.33%	10.85%	16.61%
S&P 500® Index	31.05%	13.14%	16.13%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 855-973-7880.

Fund Statistics

Table Summary
Net Assets	$14,899,401
Number of Portfolio Holdings	299
Total Advisory Fee Paid	$112,535
Portfolio Turnover Rate	201%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Real Estate	1.0%
Utilities	1.4%
Materials	2.0%
Energy	4.2%
Consumer Staples	6.6%
Health Care	8.7%
Financials	9.1%
Consumer Discretionary	9.4%
Industrials	10.4%
Communications	10.8%
Technology	36.0%

Top 10 Holdings (% of net assets)

Table Summary
NVIDIA Corporation	9.2%
Apple, Inc.	8.6%
Amazon.com, Inc.	6.3%
Alphabet, Inc., Class A	4.9%
Broadcom, Inc.	4.4%
Meta Platforms, Inc., Class A	3.0%
Walmart, Inc.	2.3%
Eli Lilly & Company	2.0%
JPMorgan Chase & Company	1.9%
Exxon Mobil Corporation	1.4%

Material Fund Changes

No material changes occurred during the year ended April 30, 2026.

Change In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. The consent may be revoked by contacting the Fund.

QRAFT AI-Enhanced U.S. Large Cap ETF (QRFT) NYSE Arca, Inc.

Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.qraftaietf.com/qrft), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-QRFT

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF

(AMOM) NYSE Arca, Inc.

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.qraftaietf.com/amom. You can also request this information by contacting us at 855-973-7880.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	$90	0.75%

How did the Fund perform during the reporting period?

The Fund is an actively-managed exchange-traded fund that seeks capital appreciation by utilizing an investment strategy enhanced by the use of artificial intelligence (“AI”). The Fund had positive performance during the fiscal year ended on April 30, 2026. The Fund’s net asset value increased 40.41% while the S&P 500® Index, the Fund’s broad-based market equity index, gained 31.05%.

The Fund employs an AI-driven approach that dynamically rotates among momentum factors.  During the year, the Technology sector surged on a year-over-year basis, increasing from approximately 31.8% of net assets to 39.7%, to take advantage of the most recent technology boom.  NVIDIA and Meta Platforms were key companies and remained central to the portfolio allocation.  The Fund also increased its Industrials exposure by approximately 9% of net assets, with Caterpillar, Inc. becoming the top holding in that sector.  These allocations contributed to the Fund beating its benchmark index.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF - NAV
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$30,096
$28,264
May-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	QRAFT AI-Enhanced U.S. Large Cap Momentum ETF - NAV	S&P 500® Index
May-2019	$10,000	$10,000
Apr-2020	$10,999	$10,443
Apr-2021	$18,693	$15,245
Apr-2022	$14,834	$15,278
Apr-2023	$15,526	$15,685
Apr-2024	$19,814	$19,239
Apr-2025	$21,434	$21,567
Apr-2026	$30,096	$28,264

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (May 20, 2019)
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF - NAV	40.41%	9.99%	17.18%
S&P 500® Index	31.05%	13.14%	16.13%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 855-973-7880.

Fund Statistics

Table Summary
Net Assets	$30,511,551
Number of Portfolio Holdings	50
Total Advisory Fee Paid	$212,610
Portfolio Turnover Rate	213%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Energy	1.2%
Real Estate	1.9%
Materials	2.7%
Utilities	3.8%
Consumer Discretionary	5.5%
Financials	6.2%
Health Care	7.7%
Communications	14.5%
Industrials	16.6%
Technology	39.7%

Top 10 Holdings (% of net assets)

Table Summary
NVIDIA Corporation	8.7%
Alphabet, Inc., Class A	7.3%
Broadcom, Inc.	5.6%
Meta Platforms, Inc., Class A	5.1%
Eli Lilly & Company	4.0%
Caterpillar, Inc.	3.2%
Advanced Micro Devices, Inc.	2.8%
Micron Technology, Inc.	2.7%
Arista Networks, Inc.	2.5%
Intel Corporation	2.5%

Material Fund Changes

No material changes occurred during the year ended April 30, 2026.

Change In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. The consent may be revoked by contacting the Fund.

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (AMOM) NYSE Arca, Inc.

Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.qraftaietf.com/amom), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-AMOM

LG QRAFT AI-Powered U.S. Large Cap Core ETF

(LQAI) NYSE Arca, Inc.

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about LG QRAFT AI-Powered U.S. Large Cap Core ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.qraftaietf.com/lqai. You can also request this information by contacting us at 855-973-7880.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LG QRAFT AI-Powered U.S. Large Cap Core ETF	$88	0.75%

How did the Fund perform during the reporting period?

The Fund is an actively-managed exchange-traded fund that seeks capital appreciation by utilizing an investment strategy enhanced by the use of artificial intelligence (“AI”). For the fiscal year ended April 30, 2026, the Fund’s net asset value increased 33.34% while the S&P 500® Index, the Fund’s broad-based market equity index, gained 31.05%.

The Fund employs an AI-driven approach that dynamically rotates among investment factors that include quality, size, value, momentum, and low volatility, across roughly 100 U.S. large-cap holdings. The fiscal year began during the tariff-driven sell-off of spring 2025, when the AI model identified most industries as bearish and adopted a defensive posture in consumer staples and utilities, cushioning the downturn. As trade tensions eased and AI demand strengthened, the AI model rotated decisively into technology and semiconductors, riding the AI-led rally through autumn 2025. When markets turned volatile again in early 2026, the AI model maintained high conviction in AI-hardware and memory leaders such as NVIDIA Corp., Micron Technology, Inc., and SanDisk Corp. This concentrated positioning powered a strong April recovery and carried the Fund ahead of its benchmark index for the year.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

LG QRAFT AI-Powered U.S. Large Cap Core ETF - NAV
S&P 500® Index
$20,000
$15,000
$10,000
$5,000
$0
$17,262
$17,069
11/06/23
01/31/24
04/30/24
07/31/24
10/31/24
01/31/25
04/30/25
07/31/25
10/31/25
01/31/26
04/30/26

Table Summary
	LG QRAFT AI-Powered U.S. Large Cap Core ETF - NAV	S&P 500® Index
11/06/23	$10,000	$10,000
01/31/24	$11,203	$11,142
04/30/24	$11,518	$11,619
07/31/24	$12,516	$12,787
10/31/24	$13,083	$13,255
01/31/25	$14,274	$14,081
04/30/25	$12,946	$13,025
07/31/25	$15,021	$14,875
10/31/25	$16,681	$16,099
01/31/26	$16,258	$16,383
04/30/26	$17,262	$17,069

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (November 6, 2023)
LG QRAFT AI-Powered U.S. Large Cap Core ETF - NAV	33.34%	24.60%
S&P 500® Index	31.05%	24.04%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Inception date is used for performance purposes.

Fund Statistics

Table Summary
Net Assets	$2,112,720
Number of Portfolio Holdings	100
Total Advisory Fee Paid	$35,767
Portfolio Turnover Rate	350%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.7%
Materials	0.1%
Real Estate	1.5%
Industrials	1.7%
Health Care	4.0%
Utilities	4.4%
Energy	6.6%
Financials	7.1%
Consumer Staples	8.5%
Communications	11.3%
Consumer Discretionary	14.0%
Technology	40.1%

Top 10 Holdings (% of net assets)

Table Summary
NVIDIA Corporation	5.9%
Micron Technology, Inc.	5.9%
Tesla, Inc.	5.8%
Sandisk Corporation	5.4%
Microsoft Corporation	3.4%
Amazon.com, Inc.	3.2%
Broadcom, Inc.	2.8%
Apple, Inc.	2.6%
Meta Platforms, Inc., Class A	2.6%
Alphabet, Inc., Class A	2.4%

Material Fund Changes

No material changes occurred during the year ended April 30, 2026.

Change In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. The consent may be revoked by contacting the Fund.

LG QRAFT AI-Powered U.S. Large Cap Core ETF (LQAI) NYSE Arca, Inc.

Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.qraftaietf.com/lqai), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-LQAI

(b)        Not applicable.

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(f)         See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)   The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert on the audit committee.

(a)(2)   The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

(a)       Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2026	$43,500
2025	$43,500

(b)       Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)       Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2026	$10,500
2025	$10,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)       All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended April 30, 2026, and 2025, respectively.

(e)(1)   The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2)   There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)        Not applicable.

(g)       All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended April 30, 2026, and 2025 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)        Not applicable.

(i)         Not applicable.

(j)         Not applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are Timothy J. Jacoby (chairman), Linda Petrone and Stuart Strauss.

Item 6. Investments.

(a)        The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)        Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)        Included Long Form Financial Statements

EXCHANGE LISTED FUNDS TRUST

QRAFT AI-Enhanced U.S. Large Cap ETF (QRFT)

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (AMOM)

LG QRAFT AI-Powered U.S. Large Cap Core ETF (LQAI)

Annual Financials and Other Information

April 30, 2026

Exchange Listed Funds Trust TABLE OF CONTENTS April 30, 2026

Financial Statements (Form N-CSR, Item 7)

For additional information about the Funds; including each Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit: • 855-973-7880 • https://qraftaietf.com/

i

QRAFT AI-ENHANCED U.S. LARGE CAP ETF SCHEDULE OF INVESTMENTS April 30, 2026
	Shares	Fair Value
Common Stocks — 99.6%
Communications — 10.8%
Airbnb, Inc., Class A(a)	145	$20,352
Alphabet, Inc., Class A	1,917	737,663
Booking Holdings, Inc.	270	45,457
Electronic Arts, Inc.	85	17,201
Expedia Group, Inc.	41	10,183
Lumen Technologies, Inc.(a)	443	3,916
Match Group, Inc.	81	3,031
Meta Platforms, Inc., Class A	721	441,187
Netflix, Inc.(a)	1,397	130,773
New York Times Company (The), Class A	62	4,900
News Corporation, Class A	151	3,974
Take-Two Interactive Software, Inc.(a)	65	13,894
T-Mobile US, Inc.	366	71,553
VeriSign, Inc.	33	8,866
Verizon Communications, Inc.	1,402	67,338
Warner Bros Discovery, Inc.(a)	851	23,020
		1,603,308
Consumer Discretionary — 9.4%
Amazon.com, Inc.(a)	3,534	936,721
Aptiv plc(a)	95	5,725
AutoNation, Inc.(a)	13	2,761
BorgWarner, Inc.	69	3,931
Brunswick Corporation	23	1,827
Builders FirstSource, Inc.(a)	45	3,559
Carnival Corporation	436	11,558
Chipotle Mexican Grill, Inc.(a)	452	15,363
Deckers Outdoor Corporation(a)	54	5,519
Domino’s Pizza, Inc.	13	4,412
eBay, Inc.	156	16,143
Etsy, Inc.(a)	34	2,188
Ford Motor Company	1,360	16,429
General Motors Company	307	23,605
Hasbro, Inc.	51	4,888
Hilton Worldwide Holdings, Inc.	77	24,954
Las Vegas Sands Corporation	235	12,833
Lowe’s Companies, Inc.	187	44,654
Macy’s, Inc.	128	2,502
Marriott International Inc, Class A	89	32,191
Masco Corporation	79	5,674
McDonald’s Corporation	236	69,288
Mohawk Industries, Inc.(a)	22	2,322
NVR, Inc.(a)	1	6,316
O’Reilly Automotive, Inc.(a)	283	28,130
Ralph Lauren Corporation	13	4,662
Ross Stores, Inc.	110	25,057
Service Corp International	55	4,457
Tapestry, Inc.	72	10,443
	Shares	Fair Value
Common Stocks — (continued)
Consumer Discretionary — (continued)
TJX Companies, Inc. (The)	369	$57,841
Ulta Beauty, Inc.(a)	16	8,600
VF Corporation	136	2,574
Williams-Sonoma, Inc.	43	7,792
		1,404,919
Consumer Staples — 6.6%
Coca-Cola Company (The)	1,426	112,312
Colgate-Palmolive Company	273	23,303
Costco Wholesale Corporation	147	149,136
Dollar General Corporation	78	9,039
Dollar Tree, Inc.(a)	72	6,992
Estee Lauder Companies, Inc. (The), Class A	92	7,057
Monster Beverage Corporation(a)	332	25,587
PepsiCo, Inc.	454	71,954
Philip Morris International, Inc.	517	85,341
Procter & Gamble Company (The)	769	113,113
Sysco Corporation	167	12,477
Target Corporation	155	20,111
Tyson Foods, Inc., Class A	97	6,215
Walmart, Inc.	2,628	346,712
		989,349
Energy — 4.2%
Baker Hughes Company	338	23,548
Chevron Corporation	660	127,585
Coterra Energy, Inc.	271	9,732
Devon Energy Corporation	207	10,634
Enphase Energy, Inc.(a)	62	2,044
EOG Resources, Inc.	181	25,443
Exxon Mobil Corporation	1,375	212,203
Halliburton Company	294	12,436
HF Sinclair Corporation	62	4,167
Kinder Morgan, Inc.	753	24,751
Marathon Petroleum Corporation	100	24,829
NOV, Inc.	125	2,558
Phillips 66	136	24,364
SLB Ltd.	508	28,895
Targa Resources Corporation	74	19,246
TechnipFMC plc	142	10,731
Valero Energy Corporation	102	25,763
Williams Companies, Inc. (The)	412	31,440
		620,369
Financials — 9.1%
Affiliated Managers Group, Inc.	12	3,536
American Express Company	228	73,656
American International Group, Inc.	186	13,913
Ameriprise Financial, Inc.	31	14,718

See accompanying Notes to Financial Statements.

QRAFT AI-ENHANCED U.S. LARGE CAP ETF SCHEDULE OF INVESTMENTS (Continued) April 30, 2026
	Shares	Fair Value
Common Stocks — (continued)
Financials — (continued)
Assurant, Inc.	18	$4,253
Bank of America Corporation	2,365	126,432
Bank of New York Mellon Corporation (The)	232	31,174
Capital One Financial Corporation	209	39,982
Charles Schwab Corporation (The)	584	53,519
Chubb Ltd.	130	42,509
Cincinnati Financial Corporation	56	9,162
Citigroup, Inc.	582	74,484
Citizens Financial Group, Inc.	152	9,888
CME Group, Inc.	121	34,826
First Horizon Corporation	161	4,019
Franklin Resources, Inc.	189	5,664
Globe Life, Inc.	30	4,629
Goldman Sachs Group, Inc. (The)	98	90,530
Hartford Insurance Group, Inc. (The)	96	13,134
Intercontinental Exchange, Inc.	192	30,353
Invesco Ltd.	164	4,298
Jefferies Financial Group, Inc.	85	4,099
JPMorgan Chase & Company	890	278,774
KeyCorporation	362	8,004
Loews Corporation	75	8,446
MetLife, Inc.	225	18,023
MGIC Investment Corporation	76	2,012
Morgan Stanley	526	100,251
Nasdaq, Inc.	195	17,922
Northern Trust Corporation	67	11,145
PNC Financial Services Group, Inc. (The)	136	30,328
Principal Financial Group, Inc.	74	7,467
Regions Financial Corporation	288	8,222
State Street Corporation	97	14,825
Travelers Companies, Inc. (The)	74	22,580
Truist Financial Corporation	424	21,836
Unum Group	64	5,144
US Bancorp	525	29,747
Wells Fargo & Company	1,021	83,957
Zions Bancorporation, National Association	61	3,869
		1,361,330
Health Care — 8.7%
AbbVie, Inc.	585	123,622
Agilent Technologies, Inc.	99	11,439
Align Technology, Inc.(a)	26	4,576
Amgen, Inc.	179	61,979
Biogen, Inc.(a)	52	9,843
Bristol-Myers Squibb Company	684	41,444
	Shares	Fair Value
Common Stocks — (continued)
Health Care — (continued)
Cardinal Health, Inc.	81	$15,623
Cencora, Inc.	67	20,637
Centene Corporation(a)	184	9,879
Charles River Laboratories International, Inc.(a)	19	3,172
CVS Health Corporation	428	35,648
Dexcom, Inc.(a)	139	8,277
Eli Lilly & Company	311	290,660
Gilead Sciences, Inc.	413	54,037
HCA Healthcare, Inc.	75	32,584
IDEXX Laboratories, Inc.(a)	27	15,142
Illumina, Inc.(a)	56	7,097
Incyte Corporation(a)	67	6,383
IQVIA Holdings, Inc.(a)	59	9,344
Johnson & Johnson	796	182,961
McKesson Corporation	41	33,423
Medtronic PLC	431	34,898
Merck & Company, Inc.	819	89,418
Mettler-Toledo International, Inc.(a)	7	8,936
Moderna, Inc.(a)	143	6,569
Pfizer, Inc.	1,897	50,650
Regeneron Pharmaceuticals, Inc.	35	24,747
Stryker Corporation	128	40,338
Tenet Healthcare Corporation(a)	32	5,668
Vertex Pharmaceuticals, Inc.(a)	85	36,327
Viatris, Inc.	406	6,066
Zoetis, Inc.	145	16,671
		1,298,058
Industrials — 10.4%
3M Company	177	25,934
Acuity, Inc.	13	3,767
Allegion plc	33	4,537
AMETEK, Inc.	78	18,369
Amphenol Corporation, Class A	410	60,381
Boeing Company (The)(a)	262	60,006
Carrier Global Corporation	288	19,345
Caterpillar, Inc.	154	137,078
CH Robinson Worldwide, Inc.	43	7,818
Cintas Corporation	136	23,760
CSX Corporation	630	28,621
Cummins, Inc.	47	31,537
Deere & Company	90	53,088
Dover Corporation	48	10,868
Eaton Corporation PLC	130	56,291
Expeditors International of Washington, Inc.	45	6,655

See accompanying Notes to Financial Statements.

QRAFT AI-ENHANCED U.S. LARGE CAP ETF SCHEDULE OF INVESTMENTS (Continued) April 30, 2026
	Shares	Fair Value
Common Stocks — (continued)
Industrials — (continued)
FedEx Corporation	81	$32,669
Flowserve Corporation	52	3,829
GE Vernova, Inc.	89	96,428
Generac Holdings, Inc.(a)	23	5,962
General Dynamics Corporation	91	31,331
General Electric Company	346	100,315
Honeywell International, Inc.	212	45,438
Howmet Aerospace, Inc.	135	32,810
Huntington Ingalls Industries, Inc.	15	5,464
IDEX Corporation	28	6,100
Illinois Tool Works, Inc.	97	25,027
ITT, Inc.	33	7,073
Jacobs Solutions, Inc.	44	5,694
JB Hunt Transport Services, Inc.	31	7,797
Johnson Controls International plc	207	30,228
Keysight Technologies, Inc.(a)	59	20,645
L3Harris Technologies, Inc.	64	20,515
Lockheed Martin Corporation, Class B	77	39,884
Nordson Corporation	20	5,769
Norfolk Southern Corporation	83	26,214
Northrop Grumman Corporation	48	27,815
Parker-Hannifin Corporation	42	38,196
Pentair PLC	61	4,923
Quanta Services, Inc.	50	36,389
Republic Services, Inc.	105	21,968
Rockwell Automation, Inc.	39	15,947
Rollins, Inc.	172	9,586
RTX Corporation	446	78,527
Ryder System, Inc.	13	3,299
Southwest Airlines Company	172	6,522
SPX Technologies, Inc.(a)	20	4,378
Stanley Black & Decker, Inc.	58	4,533
TE Connectivity plc	100	21,166
Terex Corporation	40	2,488
Textron, Inc.	61	5,854
Timken Company (The)	31	3,438
Trane Technologies PLC	75	36,941
TransDigm Group, Inc.	19	22,040
Trimble, Inc.(a)	88	5,924
United Airlines Holdings, Inc.(a)	114	10,260
United Parcel Service, Inc., Class B	253	27,526
United Rentals, Inc.	22	21,116
Vontier Corporation	50	1,794
Westinghouse Air Brake Technologies Corporation	59	15,924
WW Grainger, Inc.	16	18,582
		1,542,383
	Shares	Fair Value
Common Stocks — (continued)
Materials — 2.0%
Albemarle Corporation	43	$8,458
ATI, Inc.(a)	50	7,773
Avery Dennison Corporation	27	4,426
Ball Corporation	94	5,742
Celanese Corporation	40	2,710
CF Industries Holdings, Inc.	56	6,955
Corteva, Inc.	229	18,551
Dow, Inc.	255	10,325
Eastman Chemical Company	47	3,435
Ecolab, Inc.	95	24,757
Freeport-McMoRan, Inc.	485	28,023
Linde PLC	154	77,177
Martin Marietta Materials, Inc.	21	13,000
Newmont Corporation	362	40,215
Nucor Corporation	79	17,798
Sherwin-Williams Company (The)	84	27,015
Steel Dynamics, Inc.	48	10,976
		307,336
Real Estate — 1.0%
CBRE Group, Inc., Class A(a)	103	14,701
Equinix, Inc. - REIT	33	35,733
Host Hotels & Resorts, Inc. - REIT	249	5,261
Iron Mountain, Inc. - REIT	105	13,229
Prologis, Inc. - REIT	312	44,310
Regency Centers Corporation - REIT	70	5,450
Simon Property Group, Inc. - REIT	111	22,612
		141,296
Technology — 36.0%*
Adobe, Inc.(a)	136	33,470
Advanced Micro Devices, Inc.(a)	540	191,425
Akamai Technologies, Inc.(a)	49	5,046
Analog Devices, Inc.	163	65,568
Apple, Inc.	4,728	1,282,943
Applied Materials, Inc.	263	103,751
Arista Networks, Inc.(a)	419	72,365
Autodesk, Inc.(a)	73	17,301
Broadcom, Inc.	1,560	651,190
Cadence Design Systems, Inc.(a)	94	30,981
Ciena Corporation(a)	49	25,851
Cisco Systems, Inc.	1,309	119,774
Corning, Inc.	288	47,301
F5, Inc.(a)	22	7,126
Fair Isaac Corporation(a)	8	8,200
Fortinet, Inc.(a)	252	21,246
Garmin Ltd.	67	16,826
Hewlett Packard Enterprise Company	467	13,436
Intel Corporation(a)	1,669	157,687

See accompanying Notes to Financial Statements.

QRAFT AI-ENHANCED U.S. LARGE CAP ETF SCHEDULE OF INVESTMENTS (Continued) April 30, 2026
	Shares	Fair Value
Common Stocks — (continued)
Technology — (continued)
IPG Photonics Corporation(a)	14	$1,665
Jabil, Inc.	38	12,825
KLA Corporation	43	75,265
Lam Research Corporation	414	106,754
Mastercard, Inc., Class A	292	146,853
Microchip Technology, Inc.	189	17,560
Micron Technology, Inc.	373	192,901
Monolithic Power Systems, Inc.	17	27,445
Moody’s Corporation	60	27,711
Motorola Solutions, Inc.	56	24,586
MSCI, Inc.	25	14,785
NetApp, Inc.	72	7,975
NVIDIA Corporation	6,880	1,373,041
NXP Semiconductors N.V.	86	25,249
ON Semiconductor Corporation(a)	133	13,408
Qorvo, Inc.(a)	31	2,921
QUALCOMM, Inc.	356	63,930
S&P Global, Inc.	100	43,123
Salesforce, Inc.	308	54,371
Seagate Technology Holdings PLC	76	51,197
Skyworks Solutions, Inc.	63	4,421
Synopsys, Inc.(a)	65	31,369
Teledyne Technologies, Inc.(a)	15	9,688
Teradyne, Inc.	54	18,547
Texas Instruments, Inc.	303	85,167
Viavi Solutions, Inc.(a)	81	4,244
Western Digital Corporation	114	49,535
Zebra Technologies Corporation, Class A(a)	18	4,073
		5,362,096
Utilities — 1.4%
AES Corporation (The)	268	3,873
Ameren Corporation	97	11,024
CMS Energy Corporation	111	8,518
Consolidated Edison, Inc.	125	13,936
DTE Energy Company	74	11,225
Edison International	137	9,520
	Shares	Fair Value
Common Stocks — (continued)
Utilities — (continued)
Evergy, Inc.	85	$7,041
Eversource Energy	134	9,474
NextEra Energy, Inc.	693	67,831
NRG Energy, Inc.	75	11,669
Public Service Enterprise Group, Inc.	173	14,127
Sempra	222	21,117
Vistra Corporation	116	18,309
		207,664
Total Common Stocks (Cost $12,831,148)		14,838,108
Rights — 0.0%(c)
Financials — 0.0%(c)
TPG, Inc.(a)(b) - CVR, $3 Earnout	85	—
Total Rights Cost ($0)		—
Total Investments — 99.6% (Cost $12,831,148)		14,838,108
Other Assets in Excess of Liabilities — 0.4%		61,293
Total Net Assets — 100.0%		$14,899,401

CVR   -  Contingent Value Right

ETF    -  Exchange-Traded Fund

LTD    -  Limited Company

MSCI  -  Morgan Stanley Capital International

N.V.    -  Naamioze Vennootschap

PLC    -  Public Limited Company

REIT   -  Real Estate Investment Trust

(a)    Non-income producing security.

(b)    The fair value of this investment is determined using significant unobservable inputs.

(c)     Percentage rounds to less than 0.1%.

*   More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

See accompanying Notes to Financial Statements.

QRAFT AI-ENHANCED U.S. LARGE CAP ETF Summary of Investments April 30, 2026
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	36.0%
Communications	10.8%
Industrials	10.4%
Consumer Discretionary	9.4%
Financials	9.1%
Health Care	8.7%
Consumer Staples	6.6%
Energy	4.2%
Materials	2.0%
Utilities	1.4%
Real Estate	1.0%
Total Common Stocks	99.6%
Total Rights	0.0	%(a)
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

(a)    Percentage rounds to less than 0.1%.

See accompanying Notes to Financial Statements.

QRAFT AI-ENHANCED U.S. LARGE CAP MOMENTUM ETF SCHEDULE OF INVESTMENTS April 30, 2026
	Shares	Fair Value
Common Stocks — 99.8%
Communications — 14.5%
Alphabet, Inc., Class A	5,788	$2,227,222
Expedia Group, Inc.	1,134	281,652
Meta Platforms, Inc., Class A	2,529	1,547,520
Warner Bros Discovery, Inc.(a)	13,970	377,889
		4,434,283
Consumer Discretionary — 5.5%
General Motors Company	5,102	392,293
Ralph Lauren Corporation	584	209,446
Royal Caribbean Cruises Ltd.	1,441	380,078
Tapestry, Inc.	1,898	275,286
TKO Group Holdings, Inc.	1,059	197,069
Williams-Sonoma, Inc.	1,321	239,378
		1,693,550
Energy — 1.2%
Targa Resources Corporation	1,380	358,911
Financials — 6.2%
Bank of New York Mellon Corporation (The)	3,478	467,339
Citigroup, Inc.	5,386	689,300
Goldman Sachs Group, Inc. (The)	802	740,864
		1,897,503
Health Care — 7.7%
Cardinal Health, Inc.	1,584	305,522
Cencora, Inc.	1,161	357,600
Eli Lilly & Company	1,321	1,234,607
McKesson Corporation	534	435,316
		2,333,045
Industrials — 16.6%
Amphenol Corporation, Class A	4,330	637,679
Caterpillar, Inc.	1,088	968,440
CH Robinson Worldwide, Inc.	1,395	253,625
Cummins, Inc.	737	494,534
General Electric Company	2,586	749,758
Howmet Aerospace, Inc.	1,889	459,103
Huntington Ingalls Industries, Inc.	552	201,088
Parker-Hannifin Corporation	531	482,902
Quanta Services, Inc.	754	548,739
United Airlines Holdings, Inc.(a)	2,956	266,040
		5,061,908
Materials — 2.7%
Newmont Corporation	4,456	495,017
Steel Dynamics, Inc.	1,435	328,127
		823,144
Real Estate — 1.9%
Welltower, Inc. - REIT	2,625	570,518
	Shares	Fair Value
Common Stocks — (continued)
Technology — 39.7%*
Advanced Micro Devices, Inc.(a)	2,376	$842,268
Applied Materials, Inc.	1,215	479,305
Arista Networks, Inc.(a)	4,443	767,351
Broadcom, Inc.	4,107	1,714,385
Corning, Inc.	3,546	582,395
Intel Corporation(a)	7,996	755,462
Jabil, Inc.	1,001	337,827
KLA Corporation	213	372,825
Lam Research Corporation	1,918	494,575
Micron Technology, Inc.	1,583	818,664
Monolithic Power Systems, Inc.	52	83,949
NVIDIA Corporation	13,324	2,659,072
Palantir Technologies, Inc., Class A(a)	5,310	738,674
Seagate Technology Holdings PLC	1,087	732,247
Teradyne, Inc.	121	41,560
Western Digital Corporation	1,604	696,970
		12,117,529
Utilities — 3.8%
Constellation Energy Corporation	1,621	507,373
NRG Energy, Inc.	1,893	294,513
Vistra Corporation	2,248	354,824
		1,156,710
Total Common Stocks (Cost $22,597,599)		30,447,101
Total Investments — 99.8% (Cost $22,597,599)		30,447,101
Other Assets in Excess of Liabilities — 0.2%		64,450
Total Net Assets — 100.0%		$30,511,551

LTD    -  Limited Company

PLC    -  Public Limited Company

REIT   -  Real Estate Investment Trust

(a)    Non-income producing security.

*   More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

See accompanying Notes to Financial Statements.

QRAFT AI-ENHANCED U.S. LARGE CAP MOMENTUM ETF SUMMARY OF INVESTMENTS April 30, 2026
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	39.7%
Industrials	16.6%
Communications	14.5%
Health Care	7.7%
Financials	6.2%
Consumer Discretionary	5.5%
Utilities	3.8%
Materials	2.7%
Real Estate	1.9%
Energy	1.2%
Total Common Stocks	99.8%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

LG QRAFT AI-POWERED U.S. LARGE CAP CORE ETF SCHEDULE OF INVESTMENTS April 30, 2026
	Shares	Fair Value
Common Stocks — 99.3%
Communications — 11.3%
Alphabet, Inc., Class A	132	$50,794
AST SpaceMobile, Inc.(a)	23	1,700
AT&T, Inc.	784	20,486
Comcast Corporation, Class A	378	10,221
EchoStar Corporation, Class A(a)	114	14,038
Meta Platforms, Inc., Class A	89	54,459
Netflix, Inc.(a)	28	2,621
T-Mobile US, Inc.	14	2,737
Uber Technologies, Inc.(a)	414	30,889
Verizon Communications, Inc.	174	8,357
Warner Bros Discovery, Inc.(a)	1,554	42,036
		238,338
Consumer Discretionary — 14.0%
Amazon.com, Inc.(a)	257	68,121
Carnival Corporation	98	2,598
Chipotle Mexican Grill, Inc.(a)	425	14,446
Copart, Inc.(a)	113	3,741
Coupang, Inc.(a)	1,178	23,536
Ford Motor Company	3,742	45,203
Las Vegas Sands Corporation	278	15,181
Tesla, Inc.(a)	323	123,267
		296,093
Consumer Staples — 8.5%
Altria Group, Inc.	142	10,316
Coca-Cola Company (The)	157	12,365
Constellation Brands, Inc., Class A	79	12,370
Costco Wholesale Corporation	2	2,029
Kenvue, Inc.	2,661	46,647
Keurig Dr Pepper, Inc.	1,171	34,428
Mondelez International, Inc., Class A	298	18,309
PepsiCo, Inc.	15	2,377
Sysco Corporation	153	11,431
The Kraft Heinz Company	1,162	26,331
Walmart, Inc.	17	2,243
		178,846
Energy — 6.6%
Cheniere Energy, Inc.	10	2,750
Chevron Corporation	16	3,093
ConocoPhillips	22	2,767
Coterra Energy, Inc.	949	34,079
Exxon Mobil Corporation	58	8,951
Kinder Morgan, Inc.	1,353	44,472
Occidental Petroleum Corporation	51	3,090
Texas Pacific Land Corporation	25	11,092
Valero Energy Corporation	10	2,526
Venture Global, Inc., Class A	166	2,203
Williams Companies, Inc. (The)	317	24,190
		139,213
	Shares	Fair Value
Common Stocks — (continued)
Financials — 7.1%
Arthur J. Gallagher & Company	37	$7,637
Berkshire Hathaway, Inc., Class B(a)	5	2,368
Brookfield Corporation	204	9,204
Huntington Bancshares, Inc.	2,485	41,648
JPMorgan Chase & Company	8	2,506
Morgan Stanley	12	2,287
Rocket Companies, Inc., Class A(a)	2,279	33,319
SoFi Technologies, Inc.(a)	2,678	43,116
Willis Towers Watson PLC	29	7,430
		149,515
Health Care — 4.0%
Bristol-Myers Squibb Company	164	9,937
Eli Lilly & Company	2	1,869
Medline, Inc.(a)	51	2,268
Medtronic PLC	186	15,060
Merck & Company, Inc.	18	1,965
Natera, Inc.(a)	41	8,453
Pfizer, Inc.	1,207	32,227
Royalty Pharma plc, Class A	212	10,619
UnitedHealth Group, Inc.	7	2,593
		84,991
Industrials — 1.7%
Bloom Energy Corporation, Class A(a)	13	3,684
GE Vernova, Inc.	3	3,250
Rocket Lab Corporation(a)	35	2,888
Rollins, Inc.	285	15,883
Westinghouse Air Brake Technologies Corporation	34	9,176
		34,881
Materials — 0.1%
Newmont Corporation	23	2,555
Real Estate — 1.5%
VICI Properties, Inc. - REIT	1,121	32,733
Technology — 40.1%*
Advanced Micro Devices, Inc.(a)	42	14,889
Apple, Inc.	204	55,355
Arista Networks, Inc.(a)	15	2,591
Broadcom, Inc.	143	59,692
Cisco Systems, Inc.	267	24,431
Cloudflare, Inc., Class A(a)	13	2,665
Cognizant Technology Solutions Corporation, Class A	51	2,698
Coherent Corp.(a)	35	11,190
CoreWeave, Inc., Class A(a)	267	29,796
Crowdstrike Holdings, Inc., Class A(a)	30	13,373
Dell Technologies, Inc., Class C	12	2,507

See accompanying Notes to Financial Statements.

LG QRAFT AI-POWERED U.S. LARGE CAP CORE ETF SCHEDULE OF INVESTMENTS (Continued) April 30, 2026
	Shares	Fair Value
Common Stocks — (continued)
Technology — (continued)
Fiserv, Inc.(a)	195	$12,217
Fortinet, Inc.(a)	133	11,213
Intel Corporation(a)	163	15,400
Intuit, Inc.	26	10,101
Lumentum Holdings, Inc.(a)	24	21,656
Marvell Technology, Inc.	219	36,168
Micron Technology, Inc.	240	124,118
Microsoft Corporation	175	71,361
NetApp, Inc.	22	2,437
NVIDIA Corporation	629	125,531
Oracle Corporation	17	2,744
Palantir Technologies, Inc., Class A(a)	134	18,641
Palo Alto Networks, Inc.(a)	64	11,476
PayPal Holdings, Inc.	662	33,192
Salesforce, Inc.	14	2,471
Sandisk Corporation(a)	104	114,037
ServiceNow, Inc.(a)	144	12,717
Snowflake, Inc., Class A(a)	16	2,184
		846,851
Utilities — 4.4%
CenterPoint Energy, Inc.	514	22,436
Exelon Corporation	294	13,521
	Shares	Fair Value
Common Stocks — (continued)
Utilities — (continued)
FirstEnergy Corporation	243	$11,547
PG&E Corporation	1,857	30,864
PPL Corporation	395	14,789
		93,157
Total Common Stocks (Cost $1,913,093)		2,097,173
Total Investments — 99.3% (Cost $1,913,093)		2,097,173
Other Assets in Excess of Liabilities — 0.7%		15,547
Total Net Assets — 100.0%		$2,112,720

____________

ETF   -  Exchange-Traded Fund

PLC   -  Public Limited Company

REIT  -  Real Estate Investment Trust

(a)    Non-income producing security.

*   More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

See accompanying Notes to Financial Statements.

LG QRAFT AI-POWERED U.S. LARGE CAP CORE ETF SUMMARY OF INVESTMENTS April 30, 2026
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	40.1%
Consumer Discretionary	14.0%
Communications	11.3%
Consumer Staples	8.5%
Financials	7.1%
Energy	6.6%
Utilities	4.4%
Health Care	4.0%
Industrials	1.7%
Real Estate	1.5%
Materials	0.1%
Total Common Stocks	99.3%
Total Investments	99.3%
Other Assets in Excess of Liabilities	0.7%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES April 30, 2026
	QRAFT AI-Enhanced U.S. Large Cap ETF	QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	LG QRAFT AI-Powered U.S. Large Cap Core ETF
Assets
Investments, at value	$14,838,108	$30,447,101	$2,097,173
Cash	63,900	76,245	15,907
Dividend and interest receivable	6,752	6,617	889
Tax reclaims receivable	87	—	—
Total Assets	14,908,847	30,529,963	2,113,969

Liabilities
Advisory fee payable	9,446	18,412	1,249
Total Liabilities	9,446	18,412	1,249
Net Assets	$14,899,401	$30,511,551	$2,112,720

Net Assets consist of:
Paid-in capital	$18,083,817	$46,522,811	$2,834,950
Accumulated earnings (deficit)	(3,184,416)	(16,011,260)	(722,230)
Net Assets	$14,899,401	$30,511,551	$2,112,720

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	225,001	550,001	50,001
Net Asset Value, Offering and Redemption Price Per Share	$66.22	$55.48	$42.25
Investments, at cost	$12,831,148	$22,597,599	$1,913,093

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS For the Year Ended April 30, 2026
	QRAFT AI-Enhanced U.S. Large Cap ETF	QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	LG QRAFT AI-Powered U.S. Large Cap Core ETF
Investment Income
Dividend income	$155,876	$201,361	$83,796
Less foreign taxes withheld	—	(835)	(172)
Interest income	1,424	2,139	544
Total Investment Income	157,300	202,665	84,168

Expenses
Advisory fees	112,535	212,610	35,767
Total Expenses	112,535	212,610	35,767
Net Investment Income (Loss)	44,765	(9,945)	48,401

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investments	(542,100)	(1,158,106)	(84,489)
In-kind redemptions	1,703,488	3,026,532	1,760,728
	1,161,388	1,868,426	1,676,239
Net Change in Unrealized Gain (Loss) on:
Investments	2,514,018	7,887,143	(57,851)
Net Realized and Unrealized Gain (Loss) on Investments	3,675,406	9,755,569	1,618,388
Net Increase (Decrease) in Net Assets Resulting From Operations	$3,720,171	$9,745,624	$1,666,789

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS
	QRAFT AI-Enhanced U.S. Large Cap ETF		QRAFT AI-Enhanced U.S. Large Cap Momentum ETF		LG QRAFT AI-Powered U.S. Large Cap Core ETF
	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2026	Year Ended April 30, 2025
Operations
Net investment income (loss)	$44,765	$73,157	$(9,945)	$(51,546)	$48,401	$43,364
Net realized gain (loss) on investments	1,161,388	1,020,689	1,868,426	1,116,270	1,676,239	324,823
Net change in unrealized gain (loss) on investments	2,514,018	(343,916)	7,887,143	48,672	(57,851)	138,953
Net Increase (Decrease) in Net Assets Resulting From Operations	3,720,171	749,930	9,745,624	1,113,396	1,666,789	507,140

Distributions to Shareholders	(45,870)	(75,270)	(28,507)	—	(51,301)	(46,265)

Capital Share Transactions
Proceeds from shares sold	7,707,428	23,956,518	9,983,146	70,839,968	7,925,255	14,151,285
Cost of shares redeemed	(9,221,415)	(21,120,821)	(15,886,906)	(65,362,032)	(13,516,116)	(12,839,334)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(1,513,987)	2,835,697	(5,903,760)	5,477,936	(5,590,861)	1,311,951
Net Increase (Decrease) in Net Assets	2,160,314	3,510,357	3,813,357	6,591,332	(3,975,373)	1,772,826

Net Assets
Beginning of year	$12,739,087	$9,228,730	$26,698,194	$20,106,862	$6,088,093	$4,315,267
End of year	$14,899,401	$12,739,087	$30,511,551	$26,698,194	$2,112,720	$6,088,093

Change in Share Transactions
Shares sold	125,000	450,000	200,000	1,650,000	210,000	430,000
Shares redeemed	(150,000)	(400,000)	(325,000)	(1,525,000)	(350,000)	(390,000)
Net Increase (Decrease) in Shares Outstanding	(25,000)	50,000	(125,000)	125,000	(140,000)	40,000

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS
QRAFT AI-Enhanced U.S. Large Cap ETF (For a Share Outstanding Throughout the year Presented)	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022
Net asset value, beginning of year	$50.96	$46.14	$38.70	$38.74	$40.62

Investment operations:
Net investment income (loss)(a)	0.18	0.29	0.30	0.32	0.06
Net realized and unrealized gain (loss) on investments	15.26	4.81	7.48	(0.03)	(1.91)
Total from investment operations	15.44	5.10	7.78	0.29	(1.85)

Distributions to shareholders from:
Net investment income	(0.18)	(0.28)	(0.34)	(0.33)	(0.03)
Total distributions	(0.18)	(0.28)	(0.34)	(0.33)	(0.03)

Net asset value, end of year	$66.22	$50.96	$46.14	$38.70	$38.74

Net Asset Value, Total Return	30.33%	11.04%	20.21%	0.83%	(4.57)%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$14,899	$12,739	$9,229	$4,838	$11,621
Ratios to Average Net Assets:
Expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	0.30%	0.55%	0.71%	0.86%	0.15%
Portfolio turnover rate(b)	201%	267%	317%	348%	180%

(a)  Per share amounts calculated using average shares method.

(b)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (For a Share Outstanding Throughout the year Presented)	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022
Net asset value, beginning of year	$39.55	$36.56	$28.75	$27.72	$35.19

Investment operations:
Net investment income (loss)(a)	(0.02)	(0.07)	0.08	0.24	0.01
Net realized and unrealized gain (loss) on investments	15.99	3.06	7.84	1.02(b)	(7.21)
Total from investment operations	15.97	2.99	7.92	1.26	(7.20)

Distributions to shareholders from:
Net investment income	(0.04)	—	(0.11)	(0.23)	(0.01)
Net realized gains	—	—	—	—	(0.26)
Total distributions	(0.04)	—	(0.11)	(0.23)	(0.27)

Net asset value, end of year	$55.48	$39.55	$36.56	$28.75	$27.72

Net Asset Value, Total Return	40.41%	8.18%	27.62%	4.65%	(20.63)%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$30,512	$26,698	$20,107	$12,218	$15,940
Ratios to Average Net Assets:
Expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	(0.04)%	(0.15)%	0.24%	0.88%	0.03%
Portfolio turnover rate(c)	213%	354%	449%	506%	790%

(a)  Per share amounts calculated using average shares method.

(b)  Per share net realized and unrealized gains or losses on investments is a balancing amount and may not correspond with the realized and change in aggregate unrealized gains and losses in the Fund’s Securities because of the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund.

(c)   Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS
LG QRAFT AI-Powered U.S. Large Cap Core ETF (For a Share Outstanding Throughout the period Presented)	Year Ended April 30, 2026	Year Ended April 30, 2025	Period Ended April 30, 2024(a)
Net asset value, beginning of period	$32.04	$28.77	$25.06

Investment operations:
Net investment income (loss)(b)	0.38	0.29	0.13
Net realized and unrealized gain (loss) on investments	10.25	3.28	3.67
Total from investment operations	10.63	3.57	3.80

Distributions to shareholders from:
Net investment income	(0.42)	(0.30)	(0.09)
Total distributions	(0.42)	(0.30)	(0.09)

Net asset value, end of period	$42.25	$32.04	$28.77

Net Asset Value, Total Return	33.34%	12.40%	15.19%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$2,113	$6,088	$4,315
Ratios to Average Net Assets:
Expenses	0.75%	0.75%	0.75%(d)
Net investment income (loss)	1.01%	0.88%	0.97%(d)
Portfolio turnover rate(e)	503%	567%	258%(c)

(a)  For the period November 7, 2023 (commencement of operations) to April 30, 2024.

(b)  Per share amounts calculated using average shares method.

(c)   Not Annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS April 30, 2026

1.     Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the series in which Shares are held. The financial statements presented herein relate to the funds listed below and are individually referred to as a “Fund” or collectively as the “Funds”:

QRAFT AI-Enhanced U.S. Large Cap ETF

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF

LG QRAFT AI-Powered U.S. Large Cap Core ETF

The QRAFT AI-Enhanced U.S. Large Cap Momentum ETF is classified as a non-diversified investment company under the 1940 Act. The QRAFT AI-Enhanced U.S. Large Cap ETF and the LG QRAFT AI-Powered U.S. Large Cap Core ETF are classified as diversified investment companies under the 1940 Act.

Each Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, each Fund uses an active investment strategy in seeking to meet its investment objective.

Each Fund seeks capital appreciation. Each of the QRAFT AI-Enhanced U.S. Large Cap ETF, QRAFT AI-Enhanced U.S. Large Cap Momentum ETF and the LG QRAFT AI-Powered U.S. Large Cap Core ETF seeks to achieve its investment objective by investing at least 80% of its net assets, plus the amounts of any borrowings for investment purposes, in securities of U.S. listed large capitalization companies (as such term is defined in each Fund’s prospectus). The QRAFT AI-Enhanced U.S. Large Cap ETF and QRAFT AI-Enhanced U.S. Large Cap Momentum ETF commenced operations on May 20, 2019. The LG QRAFT AI-Powered U.S. Large Cap Core ETF commenced operations on November 7, 2023.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2.     Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

(a)    Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value each Fund ultimately realizes upon sale of the securities.

(b)    Segment Reporting

In accordance with the FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, Exchange Traded Concepts, LLC, each Fund’s investment adviser (the “Adviser”), reviewed each Fund in the Trust, evaluated its business activities and determined that each Fund operates as a single reportable operating segment.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2026

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the Co-Chief Executive Officers of the Adviser, and who are also officers of the Trust. The CODM has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations and financial reporting. Through these committees, the CODM manages each Fund’s operations to achieve the investment objective, as detailed in its prospectus, through the execution of the Fund’s investment strategies. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund.

(c)    Valuation of Investments

Each Fund records investments at fair value using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Rule 2a-5 under the 1940 Act establishes requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available.

Pursuant to the requirements of Rule 2a-5, the Board (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through the Adviser’s Valuation Committee and (ii) has approved the Adviser’s Valuation Procedures.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Valuation Committee, in accordance with the Trust’s Board-approved Valuation Procedures, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•        Level 1 – Quoted prices in active markets for identical assets.

•        Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•       Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2026

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Valuation Procedures noted previously, equities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of April 30, 2026, for each Fund based upon the three levels defined above:

QRAFT AI-Enhanced U.S. Large Cap ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$14,838,108	$—	$—	$14,838,108
Rights	—	—	—^	—
Total	$14,838,108	$—	$—	$14,838,108

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$30,447,101	$—	$—	$30,447,101
Total	$30,447,101	$—	$—	$30,447,101

LG QRAFT AI-Powered U.S. Large Cap Core ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,097,173	$—	$—	$2,097,173
Total	$2,097,173	$—	$—	$2,097,173

* See Schedule of Investments for additional detailed categorizations.

^ Includes securities valued at $0.

The QRAFT AI-Enhanced U.S. Large Cap ETF held Level 3 securities at the end of the period. The securities classified as Level 3 are deemed immaterial.

(d)    Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily Net Asset Value (“NAV”) determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective yield method. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations, if any.

(e)    Foreign Currency Transactions

The accounting records of each Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of each Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. Each Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2026

losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. Each Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which each Fund invests.

(f)     Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of each Fund has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require each Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of April 30, 2026, the Funds did not have any interest or penalties associated with the underpayment of any income taxes.

(g)    Distributions to Shareholders

Each Fund pays out dividends from its net investment income at least quarterly and distributes its net capital gains, if any, to investors at least annually. Each Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

3.     Transactions with Affiliates and Other Servicing Agreements

(a)    Investment Advisory and Administrative Services

The Adviser serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund and is responsible for the day-to-day management of the Funds, including, among other things, providing an investment program for each Fund, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides, each Fund pays the Adviser a fee calculated daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2026

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly owned subsidiary of the Adviser, administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under each Fund’s unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. For the services it provides to each Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”).

QRAFT Technologies, Inc. (“Qraft”) is the Funds’ sponsor. In connection with an arrangement between the Adviser, and Qraft, Qraft has agreed to assume the Adviser’s obligation to pay all expenses of the Funds (except the Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee. Qraft will also provide marketing support for the Funds including, but not limited to, distributing each Fund’s materials and providing the Funds with access to and the use of Qraft’s other marketing capabilities, including communications through print and electronic media. For its services, Qraft is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of each Fund. Qraft does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Funds. Effective March 17, 2026, LG Management Development Institute Co. Ltd. (“LG Management”) replaced Qraft as the sponsor of the LG Qraft AI-Powered U.S. Large Cap Core ETF. LG Management assumed the same terms and obligations as were previously held by Qraft for this fund.

An interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

(b)    Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in any Fund’s Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of a Fund’s average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of each Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

(c)    Other Servicing Agreements

Ultimus Fund Solutions, LLC provides administration and fund accounting services to the Trust pursuant to a master servicing agreement. Brown Brothers Harriman & Co. serves as each Fund’s custodian and transfer agent pursuant to a custodian and transfer agent agreement. The Adviser pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2026

4.     Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year ended April 30, 2026, were as follows:

Fund	Purchases	Sales
QRAFT AI-Enhanced U.S. Large Cap ETF	$30,009,884	$29,998,499
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	59,975,154	60,147,596
LG QRAFT AI-Powered U.S. Large Cap Core ETF	24,423,766	25,452,702

Purchases and sales of in-kind transactions for the year ended April 30, 2026, were as follows:

Fund	Purchases	Sales
QRAFT AI-Enhanced U.S. Large Cap ETF	$7,678,042	$9,226,121
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	9,955,909	15,703,620
LG QRAFT AI-Powered U.S. Large Cap Core ETF	7,909,370	12,467,587

5.     Capital Share Transactions

Fund Shares are listed and traded on the NYSE Arca, Inc. (the “Exchange”) each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares (“Creation Units”). Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Fund Shares may only be purchased from or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A Participant Agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes,

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2026

foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units redeemed in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transactions costs.

6.     Principal Risks

As with any investment, an investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. Each Fund is subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the relevant Fund’s prospectus for a complete description of the principal risks of investing in that Fund.

Market Risk. Overall market risk may affect the value of individual instruments in which a Fund invests. A Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money.

Models and Data Risk. Each Fund relies heavily on a proprietary artificial intelligence selection model as well as data and information supplied by third parties that are utilized by such model. To the extent the model does not perform as designed or as intended, a Fund’s strategy may not be successfully implemented and a Fund may lose value. If the model or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the model or data been correct and complete.

Non-Diversification Risk. (QRAFT AI-Enhanced U.S. Large Cap Momentum ETF only). As a non-diversified investment company under the 1940 Act, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2026

Sector Focus Risk. Each Fund’s sector exposure is expected to vary over time, a Fund may have a significant portion of its assets in one or more sectors from time to time. When a Fund has significant exposure to a particular sector, it will be more susceptible to the risks affecting that sector.

Technology Sector Risk. Each Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of a Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

7.     Federal Income Taxes

GAAP requires certain components of net assets to be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended April 30, 2026, the following amounts, resulting primarily from the differing book and tax treatment relating to the reversal of gains and losses emanating from redemption-in-kind transactions have been reclassified:

Fund	Paid-in Capital	Total Distributable Earnings (Loss)
QRAFT AI-Enhanced U.S. Large Cap ETF	$1,560,465	$(1,560,465)
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	2,902,036	(2,902,036)
LG QRAFT AI-Powered U.S. Large Cap Core ETF	1,559,426	(1,559,426)

The tax character of the distributions paid during the tax year ended April 30, 2026, and April 30, 2025, was as follows:

	Year Ended April 30, 2026
Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions
QRAFT AI-Enhanced U.S. Large Cap ETF	$45,870	$—	$—	$45,870
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	28,507	—	—	28,507
LG QRAFT AI-Powered U.S. Large Cap Core ETF	51,301	—	—	51,301
	Year Ended April 30, 2025
Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions
QRAFT AI-Enhanced U.S. Large Cap ETF	$75,270	$—	$—	$75,270
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	—	—	—	—
LG QRAFT AI-Powered U.S. Large Cap Core ETF	46,265	—	—	46,265

As of the tax year ended April 30, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Accumulated Capital and Other Losses	Undistributed Ordinary Income	Undistributed Capital Gains (Losses)	Unrealized Appreciation (Depreciation) on Investments	Distributable Earnings (Loss)
QRAFT AI-Enhanced U.S. Large Cap ETF	$(5,002,841)	$—	$—	$1,818,425	$(3,184,416)
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	(23,479,933)	—	—	7,468,673	(16,011,260)
LG QRAFT AI-Powered U.S. Large Cap Core ETF	(856,102)	—	—	133,872	(722,230)

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2026

At April 30, 2026, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

Fund	Tax Cost of Investments	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
QRAFT AI-Enhanced U.S. Large Cap ETF	$13,019,683	$2,014,009	$(195,584)	$1,818,425
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	22,978,428	7,919,406	(450,733)	7,468,673
LG QRAFT AI-Powered U.S. Large Cap Core ETF	1,963,301	186,740	(52,868)	133,872

The Funds did not pay any federal or state and local income taxes. Certain Funds paid income taxes in foreign jurisdictions for the year ended April 30, 2026. Cash paid for income taxes, net of refunds received, were as follows:

	QRAFT AI-Enhanced U.S. Large Cap ETF	QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	LG QRAFT AI-Powered U.S. Large Cap Core ETF
Income Taxes by Foreign Jurisdiction:
Canada	$—	$—	$172
Ireland	—	4	—
Switzerland	—	830	—
Total Income Taxes Paid, Net of Refunds	$—	$834	$172

As of the tax year ended April 30, 2026, each Fund has non-expiring accumulated capital loss carry forwards as follows:

Fund	Short-Term	Long-Term	Total Amount
QRAFT AI-Enhanced U.S. Large Cap ETF	$4,764,494	$238,347	$5,002,841
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	23,476,019	—	23,476,019
LG QRAFT AI-Powered U.S. Large Cap Core ETF	(856,102)	—	(856,102)

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of April 30, 2026, QRAFT AI-Enhanced U.S. Large Cap Momentum ETF had $3,914 of qualified late-year ordinary losses, which are deferred until May 1, 2026, for tax purposes. Net late-year losses incurred after December 31, 2025, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

8.     Recent Market Events

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and raised interest rates in an effort to fight inflation. The Federal Reserve has begun to lower interest rates and may continue to do so in the future. Trade disputes and the imposition of tariffs, along with other matters, may negatively impact the economies of the United States and its trading partners, as well as the financial markets as a whole. This and other government intervention into the economy and financial markets to address significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2026

9.     Events Subsequent to Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following: On June 24, 2026, the Board approved the liquidation of the QRAFT AI-Enhanced U.S. Large Cap ETF. Accordingly, the Fund is expected to cease operations and liquidate on or about July 24, 2026.

EXCHANGE LISTED FUNDS TRUST REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM April 30, 2026

To the Shareholders of QRAFT AI-Enhanced U.S. Large Cap ETF, QRAFT AI-Enhanced U.S. Large Cap Momentum ETF, and LG QRAFT AI-Powered U.S. Large Cap Core ETF and
Board of Trustees of Exchange Listed Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Exchange Listed Funds Trust comprising the funds listed below (the “Funds”) as of April 30, 2026, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
QRAFT AI-Enhanced U.S. Large Cap ETF and QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026, 2025, 2024, 2023, and 2022
LG QRAFT AI-Powered U.S. Large Cap Core ETF	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026, 2025, and for the period November 7, 2023 (commencement of operations) through April 30, 2024.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.
Cleveland, Ohio
June 26, 2026

EXCHANGE LISTED FUNDS TRUST NOTICE TO SHAREHOLDERS (Unaudited) April 30, 2026

Tax Information

For the year ended April 30, 2026, each Fund listed below had a percentage of the dividends paid from net investment income, including short-term capital gains (if any) designated as qualified dividend income:

Fund	Qualified Dividend Income
QRAFT AI-Enhanced U.S. Large Cap ETF	100%
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	0%
LG QRAFT AI-Powered U.S. Large Cap Core ETF	62%

For the year ended April 30, 2026, each Fund listed below had a percentage of the dividends paid from net investment income, including short-term capital gains (if any), qualify for the dividends received deduction available to corporate shareholders:

Fund	Corporate Dividends Received Deduction
QRAFT AI-Enhanced U.S. Large Cap ETF	100%
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	0%
LG QRAFT AI-Powered U.S. Large Cap Core ETF	62%

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Form N-CSR Items 8-11) (Unaudited) April 30, 2026

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation is paid by the Adviser pursuant to the Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, OK 73120

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Legal Counsel:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

This information must be preceded or accompanied by a current prospectus for the Funds.

For additional information about the Funds; including each Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit: • 855-973-7880 • https://qraftaietf.com/

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)        The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)        There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)        Not applicable

(b)        Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ Richard Malinowski
Richard Malinowski,
Date: July 2, 2026	Principal Executive Officer/President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard Malinowski
Richard Malinowski,
Date: July 2, 2026	Principal Executive Officer/President

By (Signature and Title)	/s/ Christopher Roleke
Christopher W. Roleke,
Date: July 2, 2026	Principal Financial Officer/Treasurer